Intangible Assets - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 114,817	$ 114,817
Intangible Assets, Accumulated Amortization	(112,777)	(109,575)
Intangible assets, Net	2,040	5,242
Purchased Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	111,635	111,635
Intangible Assets, Accumulated Amortization	(109,795)	(106,935)
Intangible assets, Net	1,840	4,700
Internal Use Software and Engineering Designs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	3,182	3,182
Intangible Assets, Accumulated Amortization	(2,982)	(2,640)
Intangible assets, Net	$ 200	$ 542